Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net (Loss) Income Attributable to Company's Common Stockholders ($ in Thousands)	Economic Return on Adjusted Book Value (7)
2024	$3,905,297	$1,432,346	$2,246,770	$1,028,632	$42.78	$79.80	$(103,785)	(11.9)%
2023	$5,646,654	$3,503,505	$2,307,213	$1,263,951	$53.07	$79.52	$(90,035)	(12.8)%
2022	$4,770,331	$3,545,666	$1,539,435	$956,995	$56.00	$68.94	$(340,577)	(7.4)%
2021	$5,384,052	$4,233,385	$2,667,344	$2,145,690	$70.69	$93.93	$144,176	8.7%
2020	$4,320,874	$1,243,566	$2,110,067	$1,063,478	$63.89	$81.23	$(329,696)	(14.5)%

Named Executive Officers, Footnote	Amounts include compensation paid to Mr. Serrano as Chief Executive Officer for the years ended December 31, 2024 and 2023 and as Chief Executive Officer and President for the year ended December 31, 2022 and to Mr. Mumma as Chief Executive Officer for the years ended December 31, 2020 through December 31, 2021. Mr. Mumma served as our Executive Chairman for the year ended December 31, 2022.Amounts include compensation paid to Mr. Mah and Ms. Nario-Eng for the year ended December 31, 2024, Messrs. Mah and Reese and Ms. Nario-Eng for the year ended December 31, 2023, Messrs. Mumma and Reese and Ms. Nario-Eng for the year ended December 31, 2022 and to Messrs. Serrano and Reese and Ms. Nario-Eng for the years ended December 31, 2020 through December 31, 2021. Mr. Mah became an NEO on January 1, 2023. Nathan R. Reese ceased serving as the Company’s Chief Operating Officer, effective April 26, 2023.
Peer Group Issuers, Footnote	Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the FTSE National Association of Real Estate Investment Trusts Mortgage REIT Index.
PEO Total Compensation Amount	$ 5,646,654	$ 4,770,331	$ 5,384,052	$ 4,320,874
PEO Actually Paid Compensation Amount	$ 3,503,505	3,545,666	4,233,385	1,243,566
Adjustment To PEO Compensation, Footnote	The following table reconciles Summary Compensation Table Total to Compensation Actually Paid for our PEO for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

	2024	2023	2022	2021	2020
Reported Summary Compensation Table Total	$3,905,297	$5,646,654	$4,770,331	$5,384,052	$4,320,874
Adjustments:
Deduction for amounts reported under the Stock Awards Column of Summary Compensation Table	(1,911,662)	(3,112,565)	(2,397,554)	(3,169,451)	(2,511,426)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	1,490,064	2,074,360	2,020,131	3,377,393	1,903,641
(Deduction) increase for change in fair value of awards granted in prior years that are outstanding and unvested as of year-end	(1,143,420)	(586,166)	(822,869)	(705,433)	(1,184,365)
(Deduction) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(5,321)	(518,778)	(24,373)	(653,176)	(1,285,158)
Deduction for fair value at prior year-end of awards granted in prior years that failed to meet the applicable vesting conditions	(902,612)	—	—	—	—
Total Adjustments	(2,472,951)	(2,143,149)	(1,224,665)	(1,150,667)	(3,077,308)
Compensation Actually Paid	$1,432,346	$3,503,505	$3,545,666	$4,233,385	$1,243,566

Non-PEO NEO Average Total Compensation Amount	$ 2,307,213	1,539,435	2,667,344	2,110,067
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,263,951	956,995	2,145,690	1,063,478
Adjustment to Non-PEO NEO Compensation Footnote	The following table reconciles Average Summary Compensation Table Total to Average Compensation Actually Paid for our non-PEOs for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

	2024	2023	2022	2021	2020
Reported Average Summary Compensation Table Total	$2,246,770	$2,307,213	$1,539,435	$2,667,344	$2,110,067
Adjustments:
Deduction for amounts reported under the Stock Awards Column of Summary Compensation Table	(1,035,031)	(1,037,522)	(474,366)	(1,447,278)	(1,150,102)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	806,764	691,453	383,690	1,543,897	863,102
(Deduction) increase for change in fair value of awards granted in prior years that are outstanding and unvested as of year-end	(560,087)	(180,960)	(433,587)	(334,265)	(544,555)
(Deduction) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(2,415)	(177,659)	(58,177)	(284,008)	(215,034)
Deduction for fair value at prior year-end of awards granted in prior years that failed to meet the applicable vesting conditions	(427,369)	(338,574)	—	—	—
Total Adjustments	(1,218,138)	(1,043,262)	(582,440)	(521,654)	(1,046,589)
Average Compensation Actually Paid	$1,028,632	$1,263,951	$956,995	$2,145,690	$1,063,478

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to our NEOs and Company and peer group total shareholder return on a cumulative basis assuming investment of $100 on December 31, 2019:

Compensation Actually Paid vs. Net Income
Net Income Attributable to Company's Common Stockholders

The following graph illustrates the relationship between compensation actually paid to our NEOs and our net income attributable to Company's common stockholders on an annual basis:

Compensation Actually Paid vs. Company Selected Measure	Economic Return on Adjusted Book Value The following graph illustrates the relationship between compensation actually paid to our NEOs and our economic return on adjusted book value on an annual basis:
Total Shareholder Return Amount	$ 53.07	56.00	70.69	63.89
Peer Group Total Shareholder Return Amount	79.52	68.94	93.93	81.23
Net Income (Loss)	$ (90,035,000)	$ (340,577,000)	$ 144,176,000	$ (329,696,000)
Company Selected Measure Amount	(0.128)	(0.074)	0.087	(0.145)
PEO Name	Mr. Serrano		Mr. Mumma	Mr. Mumma	Mr. Mumma
Additional 402(v) Disclosure	Total Shareholder Return and Peer Group Total Shareholder Return assumes $100 invested at December 31, 2019.
Measure:: 1
Pay vs Performance Disclosure
Name	Economic return on adjusted book value per common share
Non-GAAP Measure Description	Economic return on adjusted book value is based on the periodic change in adjusted book value per common share, a non-GAAP financial measure, plus dividends declared per common share, if any, during the period. Adjusted book value represents a non-GAAP financial measure. See Annex A -"Non-GAAP Financial Measures" for a reconciliation of GAAP book value to adjusted book value.
Measure:: 2
Pay vs Performance Disclosure
Name	Undepreciated earnings (loss) per common share
Measure:: 3
Pay vs Performance Disclosure
Name	Total stockholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Net interest spread; and
Measure:: 5
Pay vs Performance Disclosure
Name	G&A expense ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted interest income
PEO | Adjustment, Deduction for amounts reported under the Stock Awards Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (3,112,565)	$ (2,397,554)	$ (3,169,451)	$ (2,511,426)
PEO | Adjustment, Increase for fair value at year-end of awards granted during year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,074,360	2,020,131	3,377,393	1,903,641
PEO | Adjustment, (Deduction) increase for change in fair value of awards granted in prior years that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(586,166)	(822,869)	(705,433)	(1,184,365)
PEO | Adjustment, (Deduction) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(518,778)	(24,373)	(653,176)	(1,285,158)
PEO | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,143,149)	(1,224,665)	(1,150,667)	(3,077,308)
Non-PEO NEO | Adjustment, Deduction for amounts reported under the Stock Awards Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,037,522)	(474,366)	(1,447,278)	(1,150,102)
Non-PEO NEO | Adjustment, Increase for fair value at year-end of awards granted during year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	691,453	383,690	1,543,897	863,102
Non-PEO NEO | Adjustment, (Deduction) increase for change in fair value of awards granted in prior years that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(180,960)	(433,587)	(334,265)	(544,555)
Non-PEO NEO | Adjustment, (Deduction) increase for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(177,659)	(58,177)	(284,008)	(215,034)
Non-PEO NEO | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,043,262)	(582,440)	(521,654)	(1,046,589)
Non-PEO NEO | Adjustment, Deduction for fair value at prior year-end of awards granted in prior years that failed to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (338,574)	$ 0	$ 0	$ 0